Financial Assets Purchased Under Reverse Repurchase Agreements - Summary of Financial Assets Purchased Under Reverse Repurchase Agreements (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Financial assets purchased under reverse repurchase agreements [Line Items]
Financial assets purchased under reverse repurchase agreements		¥ 5,527,177	¥ 700,007
Bonds [Member]
Disclosure of Detailed Information About Financial assets purchased under reverse repurchase agreements [Line Items]
Financial assets purchased under reverse repurchase agreements	[1]	¥ 5,527,177	¥ 700,007

[1]	The Group entered into purchases of assets under reverse repurchase agreements and has not taken physical possession of assets purchased under such agreements. In the event of default by the counterparty to repurchase the assets, the Group has the right to the underlying assets. The difference between the purchasing price and reselling price is recognized as investment income over the term of the agreement using the effective interest method.